Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–93.69%
Aerospace & Defense–3.26%
General Dynamics Corp.	161,593	$23,712,157
Lockheed Martin Corp.	252,963	95,865,388
		119,577,545
Asset Management & Custody Banks–0.74%
Waddell & Reed Financial, Inc., Class A	1,860,401	27,143,251
Automobile Manufacturers–1.10%
Bayerische Motoren Werke AG (Germany)	623,515	40,364,770
Brewers–1.66%
Molson Coors Beverage Co., Class B	1,618,966	60,743,604
Communications Equipment–1.45%
Cisco Systems, Inc.	1,128,200	53,138,220
Construction Machinery & Heavy Trucks–0.84%
Caterpillar, Inc.	231,707	30,789,226
Diversified Banks–1.21%
Bank of America Corp.	1,786,858	44,457,027
Electric Utilities–5.51%
Duke Energy Corp.	483,873	41,003,398
Entergy Corp.	337,660	35,498,196
Exelon Corp.	1,264,326	48,815,627
Pinnacle West Capital Corp.	377,125	31,331,545
Portland General Electric Co.	1,027,486	45,342,957
		201,991,723
Electrical Components & Equipment–3.67%
ABB Ltd. (Switzerland)	2,691,996	67,433,862
Emerson Electric Co.	1,081,064	67,036,779
		134,470,641
Food Distributors–0.77%
Sysco Corp.	537,216	28,391,866
Gas Utilities–3.01%
National Fuel Gas Co.	1,608,470	65,255,628
Southwest Gas Holdings, Inc.	647,422	45,086,468
		110,342,096
General Merchandise Stores–1.96%
Target Corp.	570,877	71,861,997
Health Care Equipment–0.74%
Medtronic PLC	280,126	27,026,556
Home Improvement Retail–1.91%
Lowe’s Cos., Inc.	470,885	70,119,485
Household Products–5.22%
Kimberly-Clark Corp.	399,711	60,772,060
Procter & Gamble Co. (The)	995,525	130,533,238
		191,305,298
Shares		Value
Hypermarkets & Super Centers–1.14%
Walmart, Inc.	321,804	$41,641,438
Industrial Machinery–2.08%
Kennametal, Inc.	1,349,750	36,389,260
Snap-on, Inc.	273,236	39,856,935
		76,246,195
Integrated Oil & Gas–3.23%
Chevron Corp.	354,308	29,740,614
Exxon Mobil Corp.	630,581	26,534,848
TOTAL S.A. (France)(b)	1,676,615	62,250,009
		118,525,471
Integrated Telecommunication Services–5.16%
AT&T, Inc.	2,304,643	68,171,340
Deutsche Telekom AG (Germany)	1,514,434	25,358,826
Verizon Communications, Inc.	1,665,471	95,731,273
		189,261,439
IT Consulting & Other Services–1.05%
International Business Machines Corp.	313,478	38,538,985
Motorcycle Manufacturers–1.02%
Harley-Davidson, Inc.	1,433,808	37,322,022
Multi-line Insurance–1.06%
Hartford Financial Services Group, Inc. (The)	922,416	39,036,645
Multi-Utilities–5.94%
Dominion Energy, Inc.	1,168,978	94,722,287
National Grid PLC (United Kingdom)	6,031,360	71,331,134
Public Service Enterprise Group, Inc.	445,715	24,933,297
Sempra Energy	215,395	26,808,062
		217,794,780
Oil & Gas Storage & Transportation–1.27%
Enbridge, Inc. (Canada)	1,461,345	46,771,332
Packaged Foods & Meats–10.22%
Campbell Soup Co.	1,958,425	97,079,127
Conagra Brands, Inc.	1,227,020	45,951,899
General Mills, Inc.	1,728,299	109,349,478
Kraft Heinz Co. (The)	1,504,774	51,734,130
Nestle S.A. (Switzerland)	598,021	70,850,693
		374,965,327
Paper Packaging–1.71%
International Paper Co.	809,788	28,172,525
Sonoco Products Co.	668,260	34,575,772
		62,748,297
Pharmaceuticals–9.82%
AstraZeneca PLC (United Kingdom)	374,414	41,527,480
Bayer AG (Germany)	742,975	49,470,361
Eli Lilly and Co.	349,251	52,488,933
GlaxoSmithKline PLC (United Kingdom)	2,048,995	41,147,244
Johnson & Johnson	756,925	110,329,388

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.	811,067	$65,080,016
		360,043,422
Property & Casualty Insurance–2.64%
Chubb Ltd.	372,095	47,345,368
Travelers Cos., Inc. (The)	433,629	49,615,830
		96,961,198
Regional Banks–5.16%
Cullen/Frost Bankers, Inc.	476,741	34,353,957
Fifth Third Bancorp	2,122,804	42,158,887
M&T Bank Corp.	652,130	69,093,174
Regions Financial Corp.	4,029,940	43,765,148
		189,371,166
Restaurants–2.05%
McDonald’s Corp.	386,352	75,060,467
Semiconductors–0.63%
Microchip Technology, Inc.	227,302	23,123,432
Soft Drinks–2.33%
Coca-Cola Co. (The)	1,807,642	85,393,008
Specialized REITs–2.81%
Crown Castle International Corp.	319,497	53,260,150
Weyerhaeuser Co.	1,788,369	49,734,542
		102,994,692
Specialty Chemicals–1.32%
DuPont de Nemours, Inc.	907,632	48,540,159
Total Common Stocks & Other Equity Interests (Cost $3,102,524,265)		3,436,062,780
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–0.01%
Tobacco–0.01%
Reynolds American, Inc. (United Kingdom), 7.00%, 08/04/2041 (Cost $358,643)(c)	$354,000	$469,114
Shares
Money Market Funds–5.94%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(d)(e)	68,299,270	68,299,270
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(d)(e)	71,637,439	71,680,421
Invesco Treasury Portfolio, Institutional Class, 0.07%(d)(e)	78,056,309	78,056,309
Total Money Market Funds (Cost $218,005,090)		218,036,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.64% (Cost $3,320,887,998)		3,654,567,894
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 0.06%(d)(e)(f)	17,757	17,757
Invesco Private Prime Fund, 0.15%(d)(e)(f)	6,048	6,049
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,806)		23,806
TOTAL INVESTMENTS IN SECURITIES–99.64% (Cost $3,320,911,804)		3,654,591,700
OTHER ASSETS LESS LIABILITIES—0.36%		13,054,531
NET ASSETS–100.00%		$3,667,646,231
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$113,108,843	$30,200,204	$(75,009,777)	$-	$-	$68,299,270	$19,053
Invesco Liquid Assets Portfolio, Institutional Class	103,684,370	21,571,576	(53,578,413)	(12,398)	15,286	71,680,421	76,497
Invesco Treasury Portfolio, Institutional Class	129,267,249	34,514,520	(85,725,460)	-	-	78,056,309	19,260
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	49,661,768	(49,644,011)	-	-	17,757	923
Invesco Private Prime Fund	-	16,553,971	(16,547,922)	-	-	6,049	652
Total	$346,060,462	$152,502,039	$(280,505,583)	$(12,398)	$15,286	$218,059,806	$116,385

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,966,328,401	$469,734,379	$—	$3,436,062,780
U.S. Dollar Denominated Bonds & Notes	—	469,114	—	469,114
Money Market Funds	218,036,000	23,806	—	218,059,806
Total Investments	$3,184,364,401	$470,227,299	$—	$3,654,591,700
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Dividend Income Fund